Repurchase of Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Nov. 14, 2018 USD ($)	Nov. 30, 2021	Mar. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Nov. 17, 2021 USD ($)	Nov. 16, 2021 USD ($)	Mar. 30, 2021 USD ($)
Repurchase of ordinary share of ZTO Express
Total cash consideration for repurchase of ordinary shares | ¥				¥ 84,547		¥ 3,810,586		¥ 1,228,341
Class A ordinary shares
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares) | shares				11,671,525
ADR | Share Repurchase Program On November 14 , 2018 [Member]
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares) | shares				36,560,249		36,074,242		14,491,197
Share Price | $ / shares					$ 25.20		$ 25.21		$ 22.20
Aggregate value of shares authorized to repurchase | $			$ 1,000							$ 1,500	$ 1,000	$ 500
Period of share repurchase program		1 year	2 years
ADR | Class A ordinary shares | Share Repurchase Program On November 14 , 2018 [Member]
Repurchase of ordinary share of ZTO Express
Aggregate value of shares authorized to repurchase | $	$ 500
Period of share repurchase program	18 months